Fair Value Measurements Recurring Measurements and Additional (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Measured on a recurring basis:
Unamortized debt issuance expense		$ 91	$ 74
Additional disclosures:
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount		0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount		0	0
Carrying Amount [Member]
Additional disclosures:
Notes receivable and other		12	5
Long-term debt, including current portion	[1]	(19,176)	(16,251)
Fair Value [Member]
Additional disclosures:
Notes receivable and other		12	4
Long-term debt, including current portion	[1]	(15,988)	(16,607)
Level 1 [Member]
Additional disclosures:
Notes receivable and other		10	0
Long-term debt, including current portion	[1]	0	0
Level 2 [Member]
Additional disclosures:
Notes receivable and other		2	4
Long-term debt, including current portion	[1]	(15,988)	(16,607)
Level 3 [Member]
Additional disclosures:
Notes receivable and other		0	0
Long-term debt, including current portion	[1]	0	0
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member]
Measured on a recurring basis:
ARO Trust investments		67	48
Fair Value, Measurements, Recurring [Member] | Carrying Amount [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets		5	3
Energy derivative liabilities		(2)	(2)
Fair Value, Measurements, Recurring [Member] | Fair Value [Member]
Measured on a recurring basis:
ARO Trust investments		67	48
Fair Value, Measurements, Recurring [Member] | Fair Value [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets		5	3
Energy derivative liabilities		(2)	(2)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Measured on a recurring basis:
ARO Trust investments		67	48
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets		0	1
Energy derivative liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Measured on a recurring basis:
ARO Trust investments		0	0
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets		3	0
Energy derivative liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Measured on a recurring basis:
ARO Trust investments		0	0
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Measured on a recurring basis:
Energy derivative assets		2	2
Energy derivative liabilities		$ (2)	$ (2)

[1]	Excludes capital leases. The carrying value has been reduced by $91 million and $74 million of debt acquisition costs at December 31, 2015 and 2014, respectively. (See Note 13 – Debt, Banking Arrangements, and Leases.)